NOTE 19: RESTRUCTURING EXPENSE	12 Months Ended
Dec. 31, 2019
Note 19 Restructuring Expense
RESTRUCTURING EXPENSE

Subsequent to the Transaction, the Company initiated an organization-wide refocusing and restructuring. Accordingly, the Company incurred $88,808 during the year ended December 31, 2019 (2018 - $110,424; 2017; $nil) in net charges related to reorganization and restructuring headcount which resulted in multiple one-time severance payments.